revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
revenue from contracts with customers
Customer accounts receivable	$ 2,669	$ 2,809
Allowance for doubtful accounts	(126)	(130)
Billed customer accounts receivable, net of allowance for doubtful accounts	2,543	2,679
Accrued receivables - customer	568	658
Billed and unbilled customer accounts receivable, net of allowance for doubtful accounts	3,111	3,337
Accrued receivables - other	408	460
Accounts receivable - current	$ 3,519	$ 3,797